Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 151,550	¥ 160,231	¥ 162,128
Premises and equipment under capital leases, accumulated depreciation and amortization	1,110,962	1,150,693
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	49,727	45,392
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 27,830	¥ 28,254